Collaborations and License Agreements - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
R&D services revenue recognition period					3 years
Estimated fair value of shares issued, recorded as research and development expense	$ 7,787,901	$ 9,438,445	$ 12,740,161	$ 13,132,693	$ 15,486,476	$ 7,654,546
Licensing Agreements
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
License expiration period	On the later of 10 years after the first commercial sale of a product developed using the licensed compound or upon expiration of the patent rights		On the later of 10 years after the first commercial sale of a product developed using the licensed compound or upon expiration of the patent rights		On the later of 10 years after the first commercial sale of a product developed using the licensed compound or upon expiration of the patent rights
Royalty payments	0		0		0	0
Takeda Pharmaceutical Company Limited | Collaborative Arrangement
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Recognized revenue	800,000		1,600,000		3,100,000	22,300,000
Deferred revenue	800,000		800,000		1,700,000	3,300,000
Takeda Pharmaceutical Company Limited | Maximum | Development milestones
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Aggregate payment upon achievement of certain milestones	500,000,000		500,000,000		500,000,000
Takeda Pharmaceutical Company Limited | Maximum | Sales-based milestones
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Aggregate payment upon achievement of certain milestones	250,000,000		250,000,000		250,000,000
U.S. Army and the National Institutes of Health | Research and Development Arrangement
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Recognized revenue					0	1,030,000
U.S. Army and the National Institutes of Health | Maximum | Research and Development Arrangement
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Agreement period					3 years
U.S. Army and the National Institutes of Health | Minimum | Research and Development Arrangement
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Agreement period					1 year
University | Licensing Agreements
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
License expiration period			Upon expiration of the patent rights or 15 years subsequent to the first sale of products developed through this License.		Upon expiration of the patent rights or 15 years subsequent to the first sale of products developed through this License.
Number of common stock issued,			800,000		800,000
Estimated fair value of shares issued, recorded as research and development expense			120,000		120,000
University | Minimum | Licensing Agreements
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Annual spending requirements for development and commercialization of technology expense			$ 1,000,000		$ 1,000,000